                                                                   June 19, 2000
                                                                      Prospectus


                            [PICTURE APPEARS HERE]


The UltraSector ProFunds

Basic Materials UltraSector ProFund          Pharmaceuticals UltraSector ProFund

Biotechnology UltraSector ProFund            Precious Metals UltraSector ProFund

Consumer Cyclical UltraSector ProFund        Real Estate UltraSector ProFund

Consumer Non-Cyclical UltraSector ProFund    Semiconductor UltraSector ProFund

Energy UltraSector ProFund                   Technology UltraSector ProFund

Financial UltraSector ProFund                Telecommunications UltraSector ProFund

Healthcare UltraSector ProFund               Utilities UltraSector ProFund

Industrial UltraSector ProFund               Wireless Communications UltraSector ProFund

Internet UltraSector ProFund


                                                                [ProFunds Logo]



Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Table of Contents

      1   Overview

      4   Fund Information

     38   UltraSector ProFunds Strategy

     40   Share Prices, Classes and Tax Information

     44   Shareholder Services Guide

     50   ProFunds Management

                                                                        Overview

The UltraSector ProFunds' Investment Objectives

     Each UltraSector ProFund seeks to provide daily investment results, before fees and expenses, that correspond to 150% of the performance of a specified Dow Jones sector index.

Principal Investment Strategies

     ProFund Advisors LLC (the "Advisor"), the investment advisor of each UltraSector ProFund, uses a "passive" approach to investing, employing quantitative analysis. On the basis of this analysis, the Advisor determines the type, quantity and mix of investment positions that an UltraSector ProFund should hold to approximate the performance of its benchmark (150% of a specified Dow Jones sector index). The Advisor does not make judgements about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The UltraSector ProFunds do not take temporary defensive positions.

     Under normal market conditions, each UltraSector ProFund will invest primarily in equity securities of companies principally engaged in the business activities of an indicated economic sector, or in instruments that provide exposure to those companies. An UltraSector ProFund will invest in securities and other instruments that the Advisor believes should have a similar investment profile as, and simulate the movement of, the underlying index. The UltraSector ProFunds may invest in securities that are not included in their underlying indices if the Advisor decides it is appropriate in view of the UltraSector ProFunds' investment objectives.

     Each UltraSector ProFund may invest in the following instruments as a substitute for investing directly in stocks, as a means of achieving leverage, or as a way of pursuing its investment objective:

       . Financial instruments such as equity caps, collars and floors, swaps, American Depository Receipts, and options on securities and securities indices; and

       . Futures contracts on stock indexes, and options on future contracts.

     Each UltraSector ProFund generally invests in order to produce "leveraged" investment results. Leverage is a way to change small market movements into larger changes in the value of an UltraSector ProFund's investment. An UltraSector ProFund also may borrow money for investment purposes in order to achieve leveraged investment results.

     Each UltraSector ProFund may also invest in U.S. Government securities and enter into repurchase agreements.

                                                                   Overview  1

Principal Risks of Investing in the UltraSector ProFunds

     Like all investments, the UltraSector ProFunds entail risk. The Advisor cannot guarantee that any UltraSector ProFund will achieve its investment objective. As with any mutual fund, the UltraSector ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common to each of the UltraSector ProFunds are:

       . Market Risk -- The UltraSector ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Shareholders should lose money when the index underlying their benchmark declines.

       . Equity Risk -- The equity markets are volatile, and the value of an UltraSector ProFund's investments may fluctuate dramatically from day-to-day. This volatility may cause the value of your investment in an UltraSector ProFund to decrease. The risk of equity investing may be particularly acute when an UltraSector ProFund invests in the securities of issuers with small market capitalization. Small capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' stock.

       . Concentration Risk -- Since each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance.

       . Leverage Risk -- The UltraSector ProFunds employ leveraged investment techniques and may borrow money for investment purposes. Leverage is the ability to get a return on a capital base that is larger than an UltraSector ProFund's investment. Use of leverage can magnify the effects of changes in the value of the UltraSector ProFunds and makes them more volatile. The leveraged investment techniques that the UltraSector ProFunds employ should subject investors in the UltraSector ProFunds to approximately one and one-half times the potential risk of loss of a conventional index fund that seeks to track the performance of an underlying index.

       . Correlation Risk -- The Advisor expects that each of the UltraSector
         ProFunds will track its benchmark with a high level of correlation. There can be, however, no guarantee that the UltraSector ProFunds will be able to achieve a high level of correlation. An UltraSector ProFund may invest in securities or in other financial instruments not included in its underlying index. An UltraSector ProFund may not have investment exposure to all securities in its underlying index or its weighting of investment exposure to such stocks may be different from that of the index. These factors may adversely affect an UltraSector ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent an UltraSector ProFund from achieving its investment goal.

2  Overview

       . Risks of Aggressive Investment Techniques -- The UltraSector ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

       . Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the UltraSector ProFunds invest, the UltraSector ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. This may prevent the UltraSector ProFunds from limiting losses or realizing gains.

       . Non-Diversification Risk -- The UltraSector ProFunds are classified as
         "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if the Advisor determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

       . New Fund Risk -- There can be no assurances that an UltraSector ProFund will grow to an economically viable size, in which case management may determine to liquidate the UltraSector ProFund at a time that may not be opportune for shareholders.

     The investment objective of each UltraSector ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that an UltraSector ProFund will achieve its investment objective.

     The UltraSector ProFunds:

       . Are not federally insured
       . Are not guaranteed by any government agency
       . Are not bank deposits
       . Are not guaranteed to achieve their objectives


                                                                   Overview  3

Fund Information

  Basic Materials UltraSector ProFund


  Fund Strategy

     The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Basic Materials Sector Index.

     The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. The Basic Materials UltraSector ProFund primarily invests in basic material companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 87 stocks. Its three largest stocks were E.I. DuPont de Nemours and Company; Alcoa, Inc. and The Dow Chemical Company (which comprised 19.44%, 9.07% and 8.73%, respectively, of its market capitalization). The Basic Materials UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in chemicals, which comprised 57.63% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Basic Materials UltraSector ProFund is subject to the following risks:

       . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

       . Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

       . Companies in this sector are at risk for environmental damage and product liability claims.

       . Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


4  Basic Materials UltraSector ProFund

  Fund Performance

     Because the Basic Materials UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Basic Materials UltraSector ProFund during its first year of operations. The Basic Materials UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                              $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                            0.75%        0.75%

     Service Fees                                None        1.00%/1/

     Other Expenses                             0.60%        0.60%
                                                -----        -----
     Total Annual ProFund Operating Expenses    1.35%        2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Basic Materials UltraSector ProFund, and is intended to help you compare the cost of investing in the Basic Materials UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Basic Materials UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                         Basic Materials UltraSector ProFund  5

Fund Information

  Biotechnology UltraSector ProFund


  Fund Strategy

     The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Biotechnology Index.

     The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. The Biotechnology UltraSector ProFund primarily invests in biotechnology companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Biotechnology UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

     As of March 31, 2000, the Index consisted of 47 stocks. Its three largest stocks were Amgen, Inc., Monsanto Co., and Immunex Corp. (which comprised 26.95%, 14.05%, and 13.44%, respectively, of its market capitalization). The Biotechnology UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

  Risk Considerations

     In addition to risks discussed in the Overview for all UltraSector ProFunds, the Biotechnology UltraSector ProFund is subject to the following risks:

       . Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

       . Companies in this sector are subject to risks of new technologies and competitive pressures.

       . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

       . Biotechnology companies are subject to regulations by, and restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

       . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.



6  Biotechnology UltraSector ProFund

  Fund Performance

     Because the Biotechnology UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Biotechnology UltraSector ProFund during its first year of operations. The Biotechnology UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                       $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                                Investor     Service
                                                   Class       Class
                                                --------     -------
     Management Fees                               0.75%       0.75%

     Service Fees                                   None       1.00%/1/

     Other Expenses                                0.60%       0.60%
                                                   -----       -----
     Total Annual ProFund Operating Expenses       1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Biotechnology UltraSector ProFund, and is intended to help you compare the cost of investing in the Biotechnology UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Biotechnology UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                1 YEAR     3 YEARS
                                                ------     -------
     Investor Class                               $137        $428

     Service Class                                $238        $733


                                          Biotechnology UltraSector ProFund  7

Fund Information

  Consumer Cyclical UltraSector ProFund


  Fund Strategy

     The Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

     The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. The Consumer Cyclical UltraSector ProFund primarily invests in consumer cyclical companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 343 stocks. Its three largest stocks were Wal-Mart Stores, Inc., The Home Depot, Inc. and Time Warner, Inc. (which comprised 12.65%, 7.60% and 6.00%, respectively, of its market capitalization).

  Risk Considerations

     In addition to the risks discussed in the Overview for all the UltraSector ProFunds, the Consumer Cyclical UltraSector ProFund is subject to the following risks:

       . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

       . The success of companies in this sector depends heavily on disposable household income and consumer spending.

       . Companies in this sector are subject to severe competition.

       . Changes in demographics and consumer tastes can affect the success of consumer products.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


8  Consumer Cyclical UltraSector ProFund

  Fund Performance

     Because the Consumer Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Consumer Cyclical UltraSector ProFund during its first year of operations. The Consumer Cyclical UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Consumer Cyclical UltraSector ProFund, and is intended to help you compare the cost of investing in the Consumer Cyclical UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Consumer Cyclical UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733

                                        Consumer Cyclical UltraSector ProFund  9

Fund Information

  Consumer Non-Cyclical UltraSector ProFund


  Fund Strategy

     The Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

     The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. The Consumer Non-Cyclical UltraSector ProFund primarily invests in consumer non-cyclical companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 148 stocks. Its three largest stocks were America Online, Inc., The Coca-Cola Company and Yahoo Inc. (which comprised 13.77%, 10.40% and 8.10%, respectively, of its market capitalization). The Consumer Non-Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in food and beverage, and consumer services, which comprised 34.44% and 31.29%, respectively, of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all the UltraSector ProFunds, the Consumer Non-Cyclical UltraSector ProFund is subject to the following risks:

       . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

       . Tobacco companies may be adversely affected by new laws and/or by litigation.

       . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

       . The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

       . Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

10  Consumer Non-Cyclical UltraSector ProFund

  Fund Performance

     Because the Consumer Non-Cyclical UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Consumer Non-Cyclical UltraSector ProFund during its first year of operations. The Consumer Non-Cyclical UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Consumer Non-Cyclical UltraSector ProFund, and is intended to help you compare the cost of investing in the Consumer Non-Cyclical UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Consumer Non-Cyclical UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                  Consumer Non-Cyclical UltraSector ProFund  11

Fund Information

  Energy UltraSector ProFund


  Fund Strategy

     The Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Energy Sector Index.

     The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines. The Energy UltraSector ProFund primarily invests in energy companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Exxon Mobil Corporation, Chevron Corporation and Schlumberger Limited (which comprised 37.95%, 8.55% and 5.93%, respectively, of its market capitalization). The Energy UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in oil and gas, which comprised 99.88% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Energy UltraSector ProFund is subject to the following risks:

       . The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

       . Companies in this sector could be adversely affected by changes in exchange rates.

       . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

       . Companies in this sector are at risk for environmental damage claims.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

12  Energy UltraSector ProFund

  Fund Performance

Because the Energy UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Energy UltraSector ProFund during its first year of operations. The Energy UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Energy UltraSector ProFund, and is intended to help you compare the cost of investing in the Energy UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Energy UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                                Energy UltraSector ProFund  13

Fund Information

  Financial UltraSector ProFund


  Fund Strategy

     The Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Financial Sector Index.

     The Index measures the performance of the financial economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisors, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, including investment banks and merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies. The Financial UltraSector ProFund primarily invests in financial services companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 344 stocks. Its three largest stocks were Citigroup, Inc., American International Group, Inc. (AIG) and Morgan Stanley Dean Witter Discover & Company (which comprised 10.10%, 8.56% and 4.68%, respectively, of its market capitalization). The Financial UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in specialty finance and banks, which comprised 41.75% and 35.08%, respectively, of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Financial UltraSector ProFund is subject to the following risks:

       . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

       . The profitability of companies in this sector is adversely affected by increases in interest rates.

       . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

       . Insurance companies may be subject to severe price competition.

       . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

14  Financial UltraSector ProFund

  Fund Performance

     Because the Financial UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Financial UltraSector ProFund during its first year of operations. The Financial UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Financial UltraSector ProFund, and is intended to help you compare the cost of investing in the Financial UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Financial UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                              Financial UltraSector ProFund  15

Fund Information

  Healthcare UltraSector ProFund

  Fund Strategy

     The Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Healthcare Sector Index.

     The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Healthcare UltraSector ProFund primarily invests in healthcare companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 171 stocks. Its three largest stocks were Merck & Company, Inc., Pfizer Inc. and Bristol-Myers Squibb Company (which comprised 10.42%, 10.15% and 8.22%, respectively, of its market capitalization). The Healthcare UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 78.29% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Healthcare UltraSector ProFund is subject to the following risks:

       . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

       . Companies in this sector are subject to extensive litigation based on product liability and similar claims.

       . Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

       . Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

       . Companies in this sector may be susceptible to product obsolescence.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

       . Companies in this sector may be thinly capitalized.


16  Healthcare UltraSector ProFund

  Fund Performance

     Because the Healthcare UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Healthcare UltraSector ProFund during its first year of operations. The Healthcare UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Healthcare UltraSector ProFund, and is intended to help you compare the cost of investing in the Healthcare UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Healthcare UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                             Healthcare UltraSector ProFund  17

Fund Information

  Industrial UltraSector ProFund


  Fund Strategy

     The Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Industrial Sector Index.

     The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. The Industrial UltraSector ProFund primarily invests in industrial companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 382 stocks. Its three largest stocks were General Electric Company, Tyco International Ltd. and JDS Uniphase Corporation (which comprised 27.57%, 4.66% and 4.10%, respectively, of its market capitalization). The Industrial UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in industrial diversified, which comprised 46.74% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Industrial UltraSector ProFund is subject to the following risks:

       . The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

       . The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

       . Government regulation, world events and economic conditions affect the performance of companies in this sector.

       . Companies in this sector are at risk for environmental damage and product liability claims.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


18  Industrial UltraSector ProFund

  Fund Performance

     Because the Industrial UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Industrial UltraSector ProFund during its first year of operations. The Industrial UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Industrial UltraSector ProFund, and is intended to help you compare the cost of investing in the Industrial UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Industrial UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                             Industrial UltraSector ProFund  19

Fund Information

  Internet UltraSector ProFund


  Fund Strategy

     The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Internet Index.

     The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is comprised of two sub-groups:

       . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

       . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

     The Internet UltraSector ProFund primarily invests in internet companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 40 stocks. Its three largest stocks were America Online, Inc., CMGI, Inc. and Exodus Communications, Inc. (which comprised 10.59%, 7.29% and 5.92%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in general industrial services and consumer services, which comprised 32.06% and 29.65% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Internet UltraSector ProFund is subject to the following risks:

       . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

       . The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

       . Companies in this sector are subject to risks of new technologies and competitive pressures.

       . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

20  Internet UltraSector ProFund

  Fund Performance

     Because the Internet UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Internet UltraSector ProFund during its first year of operations. The Internet UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Internet UltraSector ProFund, and is intended to help you compare the cost of investing in the Internet UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Internet UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                                Internet UltraSector ProFund  21

Fund Information

  Pharmaceuticals UltraSector ProFund


  Fund Strategy

     The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Pharmaceuticals Index.

     The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. The Pharmaceuticals UltraSector ProFund primarily invests in pharmaceutical companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 42 stocks. Its three largest stocks were Merck & Co., Inc., Pfizer, Inc., and Bristol-Myers Squibb (which comprised 16.79%, 16.37%, and 13.25%, respectively, of its market capitalization). The Pharmaceuticals UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

  Risk Considerations

     In addition to the risks discussed in the Overview for all the UltraSector ProFunds, the Pharmaceuticals UltraSector ProFund is subject to the following risks:

       . The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

       . Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.

       . Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.

       . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


22  Pharmaceuticals UltraSector ProFund

  Fund Performance

     Because the Pharmaceuticals UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Pharmaceuticals UltraSector ProFund during its first year of operations. The Pharmaceuticals UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Pharmaceuticals UltraSector ProFund, and is intended to help you compare the cost of investing in the Pharmaceuticals UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Pharmaceuticals UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                        Pharmaceuticals UltraSector ProFund  23

Fund Information

  Precious Metals UltraSector ProFund


  Fund Strategy

     The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Precious Metals Index.

     The Index measures the performance of the precious metals economic sector of the U.S. equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. This also includes companies involved in the mining and production of precious stones, such as diamonds, or the harvesting and production of pearls. This does not include, however, producers of commemorative medals and coins that are made of these metals or stones. The Precious Metals UltraSector ProFund primarily invests in precious metal companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 5 stocks. Its three largest stocks were Newmont Mining Corp., Homestake Mining Co., and Freeport-McMoRan Copper & Gold, Inc., Class B (which comprised 51.18%, 20.71%, and 16.21%, respectively, of its market capitalization). The Precious Metals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Precious Metals UltraSector ProFund is subject to the following of risks:

       . The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations.

       . Speculation, worldwide demand.

       . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

       . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

24  Precious Metals UltraSector ProFund

  Fund Performance

     Because the Precious Metals UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Precious Metals UltraSector ProFund during its first year of operations. The Precious Metals UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Precious Metals UltraSector ProFund, and is intended to help you compare the cost of investing in the Precious Metals UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Precious Metals UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733



                                        Precious Metals UltraSector ProFund  25

Fund Information

  Real Estate UltraSector ProFund


  Fund Strategy

     The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Real Estate Index.

     The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are parked investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The Real Estate UltraSector ProFund primarily invests in real estate companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 78 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Starwood Hotels & Resorts Worldwide, Inc. (which comprised 6.08%, 4.87% and 4.76%, respectively, of its market capitalization). The Real Estate UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all the UltraSector ProFunds, the Real Estate UltraSector ProFund is subject to the following of risks:

       . Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate such as:

          . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

          .  Obsolescence of properties;

          .  Changes in the availability, cost and terms of mortgage funds; and

          .  The impact of environmental laws.

       . A REIT that fails to comply with federal tax requirements affecting
         REITs would be subject to federal income taxation.

       . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

       . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

       . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

26  Real Estate UltraSector ProFund

  Fund Performance

     Because the Real Estate UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Real Estate UltraSector ProFund during its first year of operations. The Real Estate UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                     $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)

                                              Investor     Service
                                                 Class       Class
                                              --------     -------
     Management Fees                             0.75%       0.75%

     Service Fees                                 None       1.00%/1/

     Other Expenses                              0.60%       0.60%
                                                 -----       -----
     Total Annual ProFund Operating Expenses     1.35%       2.35%

     /1/ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Real Estate UltraSector ProFund, and is intended to help you compare the cost of investing in the Real Estate UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Real Estate UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                              1 YEAR       3 YEARS
                                              ------       -------
     Investor Class                             $137          $428

     Service Class                              $238          $733


                                             Real Estate UltraSector ProFund  27

Fund Information

  Semiconductor UltraSector ProFund

  Fund Strategy

     The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Semiconductor Index.

     The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. Companies represented in this sector in which the Semiconductor UltraSector Profund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

     As of March 31, 2000, the Index consisted of 68 stocks. Its three largest stocks were Intel Corp., Texas Instruments, Inc., and Applied Materials, Inc. (which comprised 38.28%, 11.35%, and 6.56%, respectively, of its market capitalization). The Semiconductor UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Semiconductor UltraSector ProFund is subject to the following risks:

        . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

        . Intense competition, and may face competition from subsidized foreign competitors with lower production costs.

        . The economic performance of their customers.

        . High technology and research costs (especially in light of decreased defense spending by the U.S. Government), and their products may not prove commercially successful.

        . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

28 Semiconductor UltraSector Profund

  Fund Performance

     Because the Semiconductor UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Semiconductor UltraSector ProFund during its first year of operations. The Semiconductor UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                             $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)
                                                      Investor      Service
                                                         Class        Class
                                                      --------      -------

     Management Fees                                     0.75%         0.75%

     Service Fees                                        None          1.00%/1/

     Other Expenses                                      0.60%         0.60%
                                                         ----          ----

     Total Annual ProFund Operating Expenses             1.35%         2.35%

     /1/ ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Semiconductor UltraSector ProFund, and is intended to help you compare the cost of investing in the Semiconductor UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Semiconductor UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                  1 YEAR      3 YEARS
                                                  ------      -------
     Investor Class                                $137         $428

     Service Class                                 $238         $733

                                            Semiconductor UltraSector ProFund 29

Fund Information

  Technology UltraSector ProFund

  Fund Strategy

     The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Technology Sector Index.

     The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Technology UltraSector ProFund primarily invests in technology companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and Intel Corporation (which comprised 11.56%, 11.05% and 9.21%, respectively, of its market capitalization). The Technology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in hardware and equipment, and software, which comprised 69.54% and 30.46%, respectively, of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks described in the Overview for all UltraSector ProFunds, the Technology UltraSector ProFund is subject to the following risks:

        . Technology companies face intense competition, both domestically and internationally.

        . Technology companies may have limited product lines, markets, financial resources or personnel.

        . The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

        . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

        . Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

        . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

30 Technology UltraSector ProFund

  Fund Performance

     Because the Technology UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Technology UltraSector ProFund during its first year of operations. The Technology UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                             $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)
                                                      Investor      Service
                                                         Class        Class
                                                      --------      -------

     Management Fees                                    0.75%        0.75%

     Service Fees                                       None         1.00%/1/

     Other Expenses                                     0.60%        0.60%
                                                        ----         ----

     Total Annual ProFund Operating Expenses            1.35%        2.35%

     /1/ ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Technology UltraSector ProFund, and is intended to help you compare the cost of investing in the Technology UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Technology UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                  1 YEAR      3 YEARS
                                                  ------      -------
     Investor Class                                $137         $428

     Service Class                                 $238         $733

                                               Technology UltraSector ProFund 31

Fund Information

  Telecommunications UltraSector ProFund

  Fund Strategy

     The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Telecommunications Sector Index.

     The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies. The Telecommunications UltraSector ProFund primarily invests in telecommunications companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 54 stocks. Its three largest stocks were AT&T Corporation, SBC Communications Inc. and MCI Worldcom, Inc. (which comprised 15.83%, 12.62% and 11.33%, respectively, of its market capitalization). The Telecommunications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in fixed line communications, which comprised 86.07% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Telecommunications UltraSector ProFund is subject to the following risks:

        . The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

        . Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

        . Technological innovations may make the products and services of telecommunications companies obsolete.

        . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

32 Telecommunications UltraSector ProFund

  Fund Performance

     Because the Telecommunications UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Telecommunications UltraSector ProFund during its first year of operations. The Telecommunications UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                             $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)
                                                      Investor      Service
                                                         Class        Class
                                                      --------      -------

     Management Fees                                    0.75%         0.75%

     Service Fees                                       None          1.00%/1/

     Other Expenses                                     0.60%         0.60%
                                                        ----          ----

     Total Annual ProFund Operating Expenses            1.35%         2.35%

     /1/ ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Telecommunications UltraSector ProFund, and is intended to help you compare the cost of investing in the Telecommunications UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Telecommunications UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                  1 YEAR      3 YEARS
                                                  ------      -------
     Investor Class                                $137         $428

     Service Class                                 $238         $733

                                       Telecommunications UltraSector ProFund 33

Fund Information

  Utilities UltraSector ProFund

  Fund Strategy

     The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Utilities Sector Index.

     The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. The Utilities UltraSector ProFund primarily invests in utility companies or in instruments that provide exposure to these companies.

     As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Enron Corporation, Duke Energy Corporation and AES Corporation (which comprised 15.07%, 5.40% and 4.57%, respectively, of its market capitalization). The Utilities UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in electric utilities, which comprised 92.18% of its market capitalization (based on the composition of the Index).

  Risk Considerations

     In addition to the risks discussed in the Overview for all UltraSector ProFunds, the Utilities UltraSector ProFund is subject to the following risks:

        . The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

        . The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

        . As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

        . Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

        . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

34 Utilities UltraSector ProFund

  Fund Performance

     Because the Utilities UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Utilities UltraSector ProFund during its first year of operations. The Utilities UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                             $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)
                                                      Investor     Service
                                                         Class       Class
                                                      --------     -------

     Management Fees                                    0.75%        0.75%

     Service Fees                                       None         1.00%/1/

     Other Expenses                                     0.60%        0.60%
                                                        ----         ----

     Total Annual ProFund Operating Expenses            1.35%        2.35%

     /1/ ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Utililties UltraSector ProFund, and is intended to help you compare the cost of investing in the Utilities UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Utilities UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                  1 YEAR      3 YEARS
                                                  ------      -------
     Investor Class                                $137         $428

     Service Class                                 $238         $733

                                                Utilities UltraSector ProFund 35

Fund Information

  Wireless Communications UltraSector ProFund

  Fund Strategy

     The Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the performance of the Dow Jones U.S. Wireless Communications Index.

     The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. The Wireless Communications UltraSector ProFund primarily invests in wireless communication companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Wireless Communications UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

     As of March 31, 2000, the Index consisted of 16 stocks. Its three largest stocks were Sprint Corp. (PCS Group), Nextel Communications Inc. Class A, and Voicestream Wireless Corp. (which comprised 37.03%, 33.65%, and 12.03%, respectively, of its market capitalization). The Wireless Communications UltraSector Profund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

  Risk Considerations

     In addition to the risks discussed in the Overview for all the UltraSector ProFunds, the Wireless Communications UltraSector ProFund is subject to the following risks:

        . The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

        . Fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

        . Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

        . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

        . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

36 Wireless Communications UltraSector ProFund

  Fund Performance

     Because the Wireless Communications UltraSector ProFund is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

  Fees and Expenses of the Fund

     The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Wireless Communications UltraSector ProFund during its first year of operations. The Wireless Communications UltraSector ProFund is a "no-load" mutual fund./1/ You pay no sales charge when you buy or sell shares, or when you reinvest dividends.

     Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

     Wire Redemption Fee*                             $15

     *This charge may be waived at the discretion of the ProFunds.

     Annual Operating Expenses
     (as a percentage of average daily net assets)
                                                      Investor     Service
                                                         Class       Class
                                                      --------     -------

     Management Fees                                    0.75%       0.75%

     Service Fees                                       None        1.00%/1/

     Other Expenses                                     0.60%       0.60%
                                                        ----        ----

     Total Annual ProFund Operating Expenses            1.35%       2.35%

     /1/ ProFunds has adopted a Shareholder Services Plan pursuant to which each UltraSector ProFund may pay fees of up to 1.00% of the net asset value of its Service Class shares to financial intermediaries that agree to provide services to customers holding Service Class shares. For additional information concerning the terms of the Shareholder Services Plan and related service agreements with financial intermediaries, see "Share Prices, Classes and Tax Information -- Classes of Shares."

  Example

     The following example illustrates the expenses you would have incurred on a $10,000 investment in the Wireless Communications UltraSector ProFund, and is intended to help you compare the cost of investing in the Wireless Communications UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Wireless Communications UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                  1 YEAR      3 YEARS
                                                  ------      -------
     Investor Class                                $137         $428

     Service Class                                 $238         $733

                                  Wireless Communications UltraSector ProFund 37

                                                                     UltraSector

                                                               ProFunds Strategy

  What the UltraSector ProFunds Do

     Each UltraSector ProFund:

        . Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments, such as futures and options on futures.

        . Uses a mathematical and quantitative approach.

        . Pursues its objective regardless of market conditions, trends or direction.

        . Seeks to provide correlation with its benchmark on a daily basis.

  What the UltraSector ProFunds Do Not Do

     The Advisor does not:

        . Conduct conventional stock research or analysis or forecast stock market movement in managing the UltraSector ProFunds' assets.

        . Invest the UltraSector ProFunds' assets in stocks or instruments based on the Advisor's view of the fundamental prospects of particular companies.

        . Adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for their benchmark indexes.

        . Seek to invest to realize dividend income from the UltraSector
          ProFunds' investments.

        . Seek to provide correlation with the UltraSector ProFunds' benchmarks over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the UltraSector ProFunds from achieving such results.

  Important Concepts

        . Leverage offers a means of magnifying small market movements, up or down, into large changes in an investment's value.

        . Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

        . Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day, or to receive cash upon exercise of the option (in the case of an index option).

38 UltraSector ProFunds Strategy

        . American Depository Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

  Portfolio Turnover

     The Advisor expects a significant portion of the UltraSector ProFunds' assets to come from professional money managers and investors who use the UltraSector ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of UltraSector ProFund shares to take advantage of anticipated changes in market conditions. Although the UltraSector ProFund Advisor believes its accounting methodology should minimize the effect on the UltraSector ProFunds of such trading, market timing trading could increase the rate of UltraSector ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while the UltraSector ProFunds do not expect it, large movements of assets into and out of the UltraSector ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                                                UltraSector ProFunds Strategy 39

                                                           Share Prices, Classes

                                                             and Tax Information

  Calculating the UltraSector ProFunds' Share Prices

     Each UltraSector ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

     Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. If portfolio investments of an UltraSector ProFund are traded in markets on days when the UltraSector ProFund's principal trading markets are closed, the UltraSector ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

     The UltraSector ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The UltraSector ProFunds use the following methods for arriving at the current market price of investments held by the UltraSector
     ProFunds:

        . securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

        . securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

        . futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE.

        . options on futures contracts--priced at fair value determined with reference to established future exchanges.

        . bonds and convertible bonds generally are valued using a third-party pricing system.

        . short-term debt securities are valued at amortized cost, which approximates market value.

        . foreign exchange values used to calculate net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the NYSE closes.

     When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the UltraSector ProFunds sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

40 Share Prices, Classes and Tax Information

     The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
     May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before the Christmas holiday.

  Dividends and Distributions

     Each of the UltraSector ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains. Each UltraSector ProFund will reinvest these distributions in additional shares unless a shareholder has written to request a direct cash distribution.

  Tax Consequences

     An UltraSector ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders, but individual shareholders pay tax on the dividends and distributions they receive. Shareholders will generally be taxed regardless of how long they have held UltraSector ProFund shares and regardless of whether distributions and dividends are reinvested or they choose to receive cash. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if an UltraSector ProFund designates a particular distribution as a long-term capital gain distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

     Every year, the UltraSector ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

     If shareholders sell or redeem their UltraSector ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange of UltraSector ProFund shares may be treated as a sale.

     The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

     Please keep in mind:

        . Whether a distribution by an UltraSector ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is a long-term capital gain of the ProFund, not on how long an investor has owned shares of the UltraSector ProFund.

                                    Share Prices, Classes and Tax Information 41

        . Dividends and distributions declared by an UltraSector ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the UltraSector ProFund declared them.

        . As with all mutual funds, an UltraSector ProFund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions and redemption proceeds, payable to shareholders who fail to provide the UltraSector ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the UltraSector ProFunds for any penalty that the IRS may impose.

     Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, the Advisor recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the UltraSector ProFunds.

  Classes of Shares

     Investors in any of the UltraSector ProFunds can purchase either Investor Class shares directly, or Service Class shares through an authorized firm, such as a registered investment advisor, a bank or a trust company. Under a shareholder services plan for Service Class shares, each UltraSector ProFund may pay an authorized firm up to 1.00% on an annualized basis of average daily net assets attributable to its customers who are Service Class shareholders.

     For this fee, the authorized firms may provide a variety of services, such as:

        . receiving and processing shareholder orders,

        . performing the accounting for the shareholder's account,

        . maintaining retirement plan accounts,

        . answering questions and handling correspondence for individual accounts,

        . acting as the sole shareholder of record for individual shareholders,

        . issuing shareholder reports and transaction confirmations,

        . executing daily investment "sweep" functions, and

        . furnishing investment advisory services.

     Service Class shareholders pay all fees and expenses applicable to Service Class shares.

42 Share Prices, Classes and Tax Information

     Because ProFunds adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, ProFunds believes the shareholder services plan is not covered by Rule 12b-1 under the Investment Company Act of 1940, which relates to payment of distribution fees. ProFunds does, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

     An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the UltraSector ProFunds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

     ProFunds does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. ProFunds also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the UltraSector ProFunds and any compensation the authorized firm may receive directly from its clients.

                                    Share Prices, Classes and Tax Information 43

                                                                     Shareholder

                                                                  Services Guide

  Contacting the UltraSector ProFunds

     By telephone:       (888) 776-3637 or (614) 470-8122--
                         for investors
                         (888) 776-5717--a phone line dedicated
                         for use by financial professionals only

     By mail:            ProFunds
                         P.O. Box 182800
                         Columbus, OH 43218-2800

     By overnight mail:  ProFunds
                         c/o BISYS Fund Services
                         3435 Stelzer Road
                         Columbus, OH 43219

  Minimum Initial Investments

        . $5,000 for discretionary accounts controlled by a financial professional.

        . $15,000 for self-directed accounts controlled directly by investors.

     These minimums apply to all accounts, including retirement plans, and apply to the total value of an investor's initial UltraSector ProFund investment. The UltraSector ProFunds reserve the right to reject or refuse, at their discretion, any order for the purchase of an UltraSector ProFund's shares in whole or in part.

  Opening Your UltraSector ProFunds Account

     By mail: Send a completed application, along with a check payable to "ProFunds," to the aforementioned address. Cash, credit cards and credit card checks are not accepted. Please contact the UltraSector ProFunds in advance if you wish to send third party checks. All purchases must be made in US dollars through a US bank.

     By wire transfer: First, complete an application and fax it to the UltraSector ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718. Next, call the UltraSector ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a) confirm receipt of the faxed application, b) request your new account number, c) inform the UltraSector ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order. After receiving your confirmation number, instruct your bank to transfer money by wire to:

     UMB Bank, N.A.
     Kansas City, MO
     Routing/ABA #:101000695
     ProFunds DDA #9870857952

44 Shareholder Services Guide

     For further credit to: Your name, the name of the UltraSector ProFund(s), and your UltraSector ProFunds account number.

     Confirmation number: The confirmation number given to you by the ProFunds representative.

     After faxing a copy of the completed application, send the original to the UltraSector ProFunds via mail or overnight delivery. The addresses are shown above under "Contacting the UltraSector ProFunds by mail."

     Instructions, written or telephonic, given to the UltraSector ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received and accepted by the UltraSector ProFunds. The UltraSector ProFunds are not liable for any loss incurred due to a wire transfer not having been received.

     Please note that your bank may charge a fee to send or receive wires.

  Establishing Accounts For Tax-Sheltered Retirement Plans

     The UltraSector ProFunds sponsor Individual Retirement Accounts ("IRAs") that enable individual investors to set up their own retirement savings programs. The ProFund Advisor charges an annual fee of $15 per social security number for all types of IRAs to pay for the extra maintenance and tax reporting that these plans require. Investors in other types of retirement plans also may invest in the UltraSector ProFunds. For additional information and an application, contact the UltraSector ProFunds directly by phone or at the above address.

  Purchasing Additional UltraSector ProFunds Shares

     By mail: Send a check payable to "ProFunds", noting the UltraSector ProFund and account number, to the aforementioned address. Cash, credit cards, and credit card checks are not accepted. Please contact the UltraSector ProFunds in advance if you wish to send third party checks. All purchases need to be made in US dollars through a US bank.

     By wire transfer: Call the UltraSector ProFunds to inform us of the amount you will be wiring and to receive a confirmation number.

     You can then instruct your bank to transfer your funds to:

     UMB Bank, N.A.
     Kansas City, MO
     Routing/ABA #:101000695
     ProFunds DDA #9870857952

     For further credit to: Your name, the name of the UltraSector ProFund(s), and your UltraSector ProFunds account number.

     Confirmation number: The confirmation number given to you by the ProFunds representative.

     Instructions, written or telephonic, given to the UltraSector ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received and accepted by the UltraSector ProFunds. The UltraSector ProFunds are not liable for any loss incurred due to a wire transfer not having been received. Please note that your bank may charge a fee to send or receive wires.

                                                   Shareholder Services Guide 45

     Please keep in mind when purchasing shares:

        . The minimum subsequent purchase amount is $100.

        . The UltraSector ProFunds price shares you purchase at the price per share next computed after we receive and accept your purchase order in good order. To be in good order, a purchase order must include a properly completed application and wire, check or other form of payment.

        . A wire order is considered in good order only if (i) you have called
          ProFunds under the procedures described above and (ii) the ProFunds receive and accept your wire. The UltraSector ProFunds can only accept wires during the times they process wires: between 8:00 a.m. and 3:10 p.m., Eastern time for all the UltraSector ProFunds. Wires received after the UltraSector ProFunds' wire processing times will be processed the next business day and will receive that day's share price. If the primary exchange or market on which an UltraSector ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

        . If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. The UltraSector ProFunds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on a cancelled transaction will accrue to the UltraSector ProFunds.

        . Securities brokers and dealers have the responsibility of transmitting your orders promptly. Brokers and dealers may charge transaction fees on the purchase and/or sale of a ProFund share.

  Exchanges

     Shareholders can exchange shares of either class of any UltraSector ProFund for shares of either class of another ProFund, including ProFunds that are not described in this prospectus, free of charge. The ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

     The ProFunds accept exchange orders either by phone, in writing, or from the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction. The ProFunds can only accept exchange orders involving an UltraSector ProFund by phone between 8:00 a.m. and 3:30 p.m. and between 4:00 p.m. and 9:00 p.m. Eastern time. The ProFunds may not receive or accept orders at any other time by phone. If the primary exchange or market (generally, the CME) on which a ProFund transacts business closes early, the above cut-off time for phone exchanges will be 25 minutes prior to the close of such exchange or market.

     Shareholders may use their personal computer to transact on-line exchanges of the ProFunds' shares at ProFunds' website (www.profunds.com). The ProFunds can only accept exchange orders involving an UltraSector ProFund by Internet between 8:00 a.m. and 3:35 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern Time. The ProFunds may not receive or accept orders at any other time by Internet. To access this service through the

46 Shareholder Services Guide
     website, you click on the "Trade/Access Account" icon and you will be prompted to enter your Social Security Number. You should then follow the instructions to establish your Personal Identification Number (PIN), which will allow you to execute exchanges between ProFunds and to access ProFunds account information.

     Internet exchange transactions are extremely convenient, but are not risk free. To ensure that all Internet transactions are safe, secure and as risk-free as possible, ProFunds has instituted certain safeguards and procedures for determining the identity of website users. As a result, neither ProFunds nor its transfer agent will be responsible for any loss, liability, cost or expense for following Internet instructions they reasonably believe to be genuine. If you or your intermediary make exchange requests by Internet, you will generally bear the risk of any loss.

     The ProFunds' Prospectus is readily available for viewing on the website.

     The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may continue to exchange shares as otherwise provided in this Prospectus.

     Please keep in mind when exchanging shares:

        . An exchange is actually a redemption (sale) of shares of one ProFund and purchase of shares of another ProFund.

        . The minimum exchange for self-directed accounts is $1,000 or, if less, for the account's entire current value.

        . You may exchange, on a regular basis, shares of the Money Market
          ProFund (described in another prospectus) for shares of other ProFunds through an Automatic Exchange Plan. For more information on this option, please call the ProFunds at (888) 776-3637.

        . Before executing an exchange between the UltraSector ProFunds described in this prospectus for shares of another ProFund, a shareholder must first review the prospectus related to the other ProFund. Such prospectus may be obtained by contacting the ProFunds by letter or telephone at the address or telephone number noted on the back cover of this prospectus.

  Redeeming UltraSector ProFund Shares

     You can redeem all or part of your shares at the price next determined after we receive and accept your request. The ProFunds can only accept redemption orders involving an UltraSector ProFund by phone between 8:00 a.m. and 3:30 p.m. and between 4:00 p.m. and 9:00 p.m. Eastern time. The UltraSector ProFunds may not receive or accept orders at any other time. If the primary exchange or market on which an UltraSector ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

  Written Redemptions

     To redeem all or part of your shares in writing, your request needs to include the following information to the aforementioned address:

        . the name of the UltraSector ProFund(s),

        . the account number(s),

                                                   Shareholder Services Guide 47

        . the amount of money or number of shares being redeemed,

        . the name(s) of the account owners,

        . the signature(s) of all registered account owners, and

        . your daytime telephone number.

  Wire Redemptions

     If your account is authorized for wire redemption, your proceeds will be wired directly into the bank account you have designated. The UltraSector ProFunds charge a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the UltraSector ProFunds to request the appropriate form. Wire redemptions are not available for retirement accounts.

  Signature Guarantee

     Certain redemption requests must include a signature guarantee. Your request needs to be in writing and include a signature guarantee if any of the following situations apply:

        . Your account registration or address has changed within the last 30 calendar days.

        . The check is being mailed to a different address than the one on your account.

        . The check or wire is being made payable to someone other than the account owner.

        . The redemption proceeds are being transferred to an account with a different registration.

        . You wish to redeem more than $100,000.

        . You are adding or changing wire instructions on your account.

        . Other unusual situations as determined by the UltraSector ProFunds' transfer agent.

     Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

     Please keep in mind when redeeming shares:

        . Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. The remaining balance needs to be above the applicable minimum investment.

        . The ProFunds normally remit redemption proceeds within seven days of completing your liquidation out of the relevant UltraSector ProFund. For redemption of shares purchased by check or Automatic Investment, the UltraSector ProFunds may wait up to 15 days before sending redemption proceeds to assure that the transfer agent has collected the purchase payment.

48 Shareholder Services Guide

        . The UltraSector ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

        . To redeem shares in a retirement account, your request needs to be in writing, except for exchanges to other ProFunds, which can be requested by phone or in writing. Call the UltraSector ProFunds to request a retirement distribution form.

        . Involuntary Redemptions: The UltraSector ProFunds reserve the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the UltraSector ProFunds due to redemption. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for partial redemption by an investor that would bring the account below the minimum investment will be treated as a request by the investor for a complete redemption of the account.

  Suspension of Redemptions

     Your right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, as appropriate, is restricted, as determined by the Securities and Exchange Commission; (ii) for any period during which an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or
     (iii) for such other periods as the Securities and Exchange Commission, by order, may permit for protection of the UltraSector ProFunds' investors.

  Automatic Investment and Redemption Plans

     Shareholders may buy and redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100 and the minimum automatic redemption is $500. These minimums are waived for IRA shareholders 70-1/2 years of age or older.

     If you would like to establish such an option on an existing account, please call the UltraSector ProFunds.

  About Telephone Transactions

        . It may be difficult to reach the UltraSector ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

        . You may initiate numerous transactions by telephone. Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

                                                   Shareholder Services Guide 49

                                                                        ProFunds

                                                                      Management

  Board of Trustees and Officers

     The UltraSector ProFunds' Board of Trustees is responsible for the general supervision of the UltraSector ProFunds. The UltraSector ProFunds' officers are responsible for day-to-day operations of the UltraSector ProFunds.

  ProFund Advisors LLC

     ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the UltraSector ProFunds. Founded in 1997, ProFund Advisors provides investment advisory and/or management services to 10 other mutual funds not included in this prospectus, totaling approximately $2.4 billion in assets, as of March 31, 2000. ProFund Advisors oversees the investment and reinvestment of the assets in each UltraSector ProFund and the ProFund family of funds. It receives fees equal to 0.75% of the average daily net assets of each of the UltraSector ProFunds. ProFund Advisors bears the costs of advisory services.

     Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, served as senior vice president of Padco Advisors, Inc., which advised Rydex(R) Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

     Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

     William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 29 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

     Each UltraSector ProFund is managed by an investment team chaired by Dr. Seale.

50 ProFunds Management

  Other Service Providers

     BISYS Fund Services, located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the UltraSector ProFunds, providing operations, compliance and administrative services. Each UltraSector ProFund pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets up to $300 million, the fee is 0.15% of the assets, and it declines to 0.05% for average daily net assets of $1 billion or more.

     ProFund Advisors also performs client support and administrative services for the UltraSector ProFunds. Each UltraSector ProFund pays a fee of 0.15% of its average daily net assets for these services.

  Index Providers

     "Dow Jones" and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

     Dow Jones does not:

        . Sponsor, endorse, sell or promote the UltraSector ProFunds.

        . Recommend that any person invest in the UltraSector ProFunds or any other securities.

        . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the UltraSector ProFunds.

        . Have any responsibility or liability for the administration, management or marketing of the UltraSector ProFunds.

        . Consider the needs of the UltraSector ProFunds or the owners of the UltraSector ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.



--------------------------------------------------------------------------------
  Dow Jones will not have any liability in connection with the UltraSector ProFunds. Specifically,

   . Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

      . The results to be obtained by the UltraSector ProFunds, the owner of the UltraSector ProFunds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;

      . The accuracy or completeness of the Dow Jones sector indices and its data;

   . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data:

      . Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or its data;

      . Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.
--------------------------------------------------------------------------------

                                                          ProFunds Management 51

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


       You can find more detailed information about ProFunds in its current Statement of Additional Information, dated June 19, 2000, which we have filed electronically with the Securities and Exchange Commission
       (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information or if you have questions about investing in ProFunds, write us at:


       ProFunds

       P.O. Box 182800

       Columbus, OH 43218-2800

       or call our toll-free numbers:

       (888) PRO-FNDS (888) 776-3637 For Investors

       (888) PRO-5717 (888) 776-5717 Financial Professionals Only

       or visit our website www.profunds.com


       You can find other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (800) SEC-0330.

       ProFunds Executive Offices
       Bethesda, MD




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